EXHIBIT 99.2

John Deere Owner Trust 2013-B

Statement to Certificateholders

$257,000,000 Class A-1 0.25000% Asset Backed Notes due September 26, 2014

$227,000,000 Class A-2 0.55000% Asset Backed Notes due January 15, 2016

$277,000,000 Class A-3 0.87000% Asset Backed Notes due August 15, 2017

$87,613,000 Class A-4 1.39000% Asset Backed Notes due December 16, 2019

$21,759,823 Asset Backed Certificates

Payment Date:			15-Dec-15

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$11,272,019.89
		per $1,000 original principal amount:	$40.69

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$11,272,019.89

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$93,542.74
		per $1,000 original principal amount:	$0.34

		(iv) Class A-4 Notes:	$101,485.06
		per $1,000 original principal amount:	$1.16

		(v) Total:	$195,027.80

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$227,117,387.19

	(b)	Note Value at end of related Collection Period:	$227,125,270.77

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$117,752,447.64
		(ii)	A-3 Note Pool Factor:	0.4250991

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,613,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$21,759,823.13
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$198,903.75
		(i)	per $1,000 original principal amount:	$0.23
	(b)	Amount of Servicing Fee earned:		$198,903.75
	(c)	Amount of Servicing Fee paid:		$198,903.75
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,879,661.00
	(ii)	Specified Reserve Account Balance:		$10,879,661.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$3,893,833.35
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.71%

(11)	(i)	Aggregate amount of net losses for the collection period:		$54,266.88
	(ii)	Cumulative amount of net losses:		$1,902,623.42
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.22%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$133,332.98
		(ii)	% of Pool Balance:	0.06%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%